RESULTS FOR THE YEAR - INCOME TAXES AND DEFERRED INCOME TAXES - Income Taxes Paid (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	DKK 6,798	DKK 5,506	DKK 5,926
Income taxes paid outside Denmark for current year	2,639	2,645	3,040
Income taxes paid/ repayments relating to prior years	(336)	(5,252)	408
Total income taxes paid	DKK 9,101	DKK 2,899	DKK 9,374